Intangible assets	6 Months Ended
Dec. 31, 2021
Intangible assets.
Intangible assets

17         Intangible assets

			Other
			intangible
	Goodwill	Registrations	assets	Total
	£’000	£’000	£’000	£’000
At 1 July 2021
Cost	421,453	861,210	16,644	1,299,307
Accumulated amortization	—	(533,223)	(11,617)	(544,840)
Net book amount	421,453	327,987	5,027	754,467
Six months ended 31 December 2021
Opening net book amount	421,453	327,987	5,027	754,467
Additions	—	144,302	1,544	145,846
Disposals	—	(14,274)	—	(14,274)
Amortization charge	—	(72,510)	(1,277)	(73,787)
Closing net book amount	421,453	385,505	5,294	812,252
At 31 December 2021
Cost	421,453	979,655	17,291	1,418,399
Accumulated amortization	—	(594,150)	(11,997)	(606,147)
Net book amount	421,453	385,505	5,294	812,252

At 1 July 2020
Cost	421,453	831,275	14,797	1,267,525
Accumulated amortization	—	(484,403)	(7,952)	(492,355)
Net book amount	421,453	346,872	6,845	775,170
Six months ended 31 December 2020
Opening net book amount	421,453	346,872	6,845	775,170
Additions	—	78,895	929	79,824
Disposals	—	(13,519)	—	(13,519)
Amortization charge	—	(61,896)	(2,106)	(64,002)
Closing net book amount	421,453	350,352	5,668	777,473
At 31 December 2020
Cost	421,453	866,019	15,561	1,303,033
Accumulated amortization	—	(515,667)	(9,893)	(525,560)
Net book amount	421,453	350,352	5,668	777,473

Impairment tests for goodwill

Goodwill is not subject to amortization and is tested annually for impairment (normally at the end of the third fiscal quarter) or more frequently if events or changes in circumstances indicate a potential impairment. Management has considered the carrying amount of goodwill as of 31 December 2021 and concluded that, as there are no indicators of impairment, a detailed impairment test is not required. Having assessed the future anticipated cash flows, management believes that any reasonably possible changes in key assumptions would not result in an impairment of goodwill.

17         Intangible assets (continued)

Significant estimates - fair value of registrations

The costs associated with the acquisition of players’ and key football management staff registrations include an estimate of the fair value of any contingent consideration. The estimate of the fair value of the contingent consideration payable requires management to assess the likelihood of specific performance conditions being met which would trigger the payment of the contingent consideration. This assessment is carried out on an individual basis. The maximum additional amount that could be payable as of 31 December 2021 is disclosed in note 31.1. The estimate over the probability of contingent consideration payable could impact the net book value of registrations and amortization recognized in the statement of profit or loss.

Other intangible assets

Other intangible assets include internally generated assets whose cost and accumulated amortization as of 31 December 2021 was £2,103,000 and £2,067,000 respectively (31 December 2020: £2,098,000 and £1,667,000 respectively).